PREPAYMENTS AND OTHER CURRENT ASSETS (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Advance to suppliers	¥ 108,082,414		¥ 78,609,793
Deposits	10,405,023		6,378,261
Staff advances	6,295,894		13,776,145
Deductible input VAT	11,692,900		12,056,458
Receivables from third party payment platforms	2,295,382		2,418,033
Others	485,626		536,959
Prepayments and Other Current Assets	¥ 139,257,239	$ 21,342,106	¥ 113,775,649